Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Depositor”)

Goldman Sachs Mortgage Company

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

(collectively, the “Specified Parties”)

Re:	PFDR Trust 2026-DLVR (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-DLVR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 20 May 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 May 2026

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 1 June 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),
ii.	Fully extended amortization term of the Mortgage Loan (the “Fully Extended Amortization Term”) and
iii.	Remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and
c.	Use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, for:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Margin,
b.	SOFR Floor,
c.	SOFR Rounding Methodology and
d.	SOFR Strike Cap,

as shown on the Final Data File, and a SOFR assumption of 3.68000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate (%) and
ii.	Mortgage Loan Interest Rate (At SOFR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Mortgage Loan Interest Rate (At SOFR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Payment ($),
ii.	Mortgage Loan Annual Debt Service ($) and
iii.	Mortgage Loan Annual Debt Service at SOFR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Payment ($),” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service at SOFR Cap ($)” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 5 of 5

10.	Using the:
a.	Mortgage Loan Annual Debt Service ($),
b.	Mortgage Loan Annual Debt Service at SOFR Cap ($),
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	Mortgage Loan Cut-off Date Balance ($),
f.	Allocated Mortgage Loan Amount ($),
g.	Mortgage Loan Balloon Balance ($),
h.	As-Is Appraised Value ($) and
i.	SF

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Mortgage Loan NOI DSCR at SOFR Cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Mortgage Loan Cut-off Date LTV Ratio (%),
vii.	Mortgage Loan LTV Ratio at Maturity (%),
viii.	% of Initial Loan Balance and
ix.	Loan Per SF ($)

of the Mortgage Loan and with respect to viii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. and ix. above to two decimal places and
b.	Round the characteristics listed in iv. through vii. above to the nearest 1/10th of one percent.

11.	Using the:
a.	Administrative Fee Rate (%) and
b.	Mortgage Loan Rate (%),

as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 1

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	19 May 2026

Cash Management Agreement (see Note 1)	13 May 2026

Environmental Indemnity Agreement (see Note 1)	14 May 2026

Allocated Loan Amount Schedule	14 May 2026

Organizational Chart	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	8 May 2026

Engineering Reports	21 April 2026

Seismic Risk Assessment Report	21 April 2026

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Phase I Environmental Reports	21 April 2026

USPS Internet Site (www.usps.com)	Not Applicable

Lease Agreements	Various

Lease Abstracts	Various

Third Party Market Reports	Various

Note(s):

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report
City	Appraisal Report or USPS Internet Site (www.usps.com)
State	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.com)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Flood Zone	Engineering Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
SF	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Clear Ceiling Height (ft)	Appraisal Report
# Dock High Doors	Appraisal Report
# of Drive-in Doors	Appraisal Report
Office Build Out %	Appraisal Report
Site Area (Acres)	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
As-Is Appraisal Date	Appraisal Report or Portfolio Appraisal Report
As-Is Appraised Value ($)	Appraisal Report or Portfolio Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
As-Stabilized Appraisal Value ($)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
PML or SEL (%)	Seismic Risk Assessment Report
Seismic Report Date	Seismic Risk Assessment Report
Earthquake Insurance Required (Y/N)	Engineering Report and Seismic Risk Assessment Report
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 7

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll
Second Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Second Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Second Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll
Third Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Third Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Third Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll
Fourth Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll
Fifth Largest Tenant by UW Gross Rent	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft by UW Gross Rent	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration by UW Gross Rent	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information:

Characteristic	Source Document(s)

2023 EGI Date	Underwriter’s Summary Report
2023 EGI ($)	Underwriter’s Summary Report
2023 Expenses ($)	Underwriter’s Summary Report
2023 NOI ($)	Underwriter’s Summary Report
2023 NCF ($)	Underwriter’s Summary Report
2024 EGI Date	Underwriter’s Summary Report
2024 EGI ($)	Underwriter’s Summary Report
2024 Expenses ($)	Underwriter’s Summary Report
2024 NOI ($)	Underwriter’s Summary Report
2024 NCF ($)	Underwriter’s Summary Report
2025 EGI Date	Underwriter’s Summary Report
2025 EGI ($)	Underwriter’s Summary Report
2025 Expenses ($)	Underwriter’s Summary Report
2025 NOI ($)	Underwriter’s Summary Report
2025 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2025)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2025) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2025) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2025) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2025) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Upfront Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Mortgage Loan Agreement
Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

TI/LC Caps ($)	Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance and Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Mortgage Loan Original Balance ($)	Mortgage Loan Agreement
Allocated Mortgage Loan Amount ($)	Allocated Loan Amount Schedule
Mortgage Loan Index	Mortgage Loan Agreement
Float Rate Change Frequency (Mos)	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
Extension Options (Y/N)	Mortgage Loan Agreement
Extension Options (#/Mos)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Extension Term Strike Rate	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Period	Mortgage Loan Agreement
First Due Date	Mortgage Loan Agreement
Last IO Due Date	Mortgage Loan Agreement
Due Date	Mortgage Loan Agreement
Grace Period – Late Fee	Mortgage Loan Agreement
Grace Period – Default	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Lockbox	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Cash Management Triggers	Mortgage Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Prepayment Begin Date	Mortgage Loan Agreement
Prepayment End Date	Mortgage Loan Agreement
Open Period Begin Date	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Terrorism Insurance Required (Y/N)	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement
Letter of Credit?	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Borrower Name	Organizational Chart
Tenant In Common (Y/N)	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Performance Test Trigger Level	Mortgage Loan Agreement
Sponsor	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Earthquake Insurance Required (Y/N)” characteristic for each Property, the Depositor instructed us to use “Yes” if the applicable Source Document(s) indicate that the Property is located in seismic zone 3 or 4 and the “PML or SEL(%)” characteristic is greater than 20%. For each Property where the applicable Source Document(s) do not indicate that the related Property is located in seismic zone 3 or 4 and the “PML or SEL(%) characteristic is not greater than 20%, the Depositor instructed us to use “No” for the “Earthquake Insurance Required (Y/N)” characteristic.

Exhibit 2 to Attachment A Page 6 of 7

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “As-Is Appraised Value ($)” and “As-Is Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the “”As Is” Portfolio Premium” portfolio valuation appraised value and date, respectively, as shown in the portfolio appraisal report Source Document.

For the purpose of comparing the “As-Is Appraised Value ($)” and “As-Is Appraisal Date” characteristics for each Property, the Depositor instructed us to use the “Market Value As Is” appraised value and date, respectively, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Last IO Due Date” characteristic, the Depositor instructed us to use the “Maturity Date” of the Mortgage Loan, as shown on the Preliminary Data File.

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox account will be transferred to a cash management account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), funds in the cash management account are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

11.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore any permitted partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Control Number
Loan / Property Flag
Number of Properties
Mortgage Loan Seller
Property Name
Pari Passu Split (Y/N)
Administrative Fee Rate (%)
First P&I Due Date
Lockout Period
Lockout Expiration Date
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
Environmental Phase II
Environmental Phase II Report Date
Letter of Credit Balance ($)
Letter of Credit Description
Origination Date
SOFR Strike Cap
SOFR Cap Expiration
SOFR Cap Counterparty
SOFR Cap Counterparty Rating (S&P / MIS / Fitch)
SOFR Rounding Methodology
Loan Purpose
Ground Lease (Y/N)
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Margin
Carve-out Guarantor
Recourse
Property Manager
Occupancy Date

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Blanket Insurance Policy (Y/N)
Environmental Insurance Required (Y/N)
Upfront Deferred Maintenance and Environmental Reserve ($)
Upfront Other Reserve ($)
Lien Position
Ownership Interest

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.